Cash and Deposits with Banks - Summary of Cash and Deposits with Banks (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash [abstract]
Cash	¥ 738,248	¥ 915,155
Deposits with banks	73,623,887	75,754,246
Total cash and deposits with banks	¥ 74,362,135	¥ 76,669,401	¥ 78,750,443